Cascade Private Capital Fund

Consolidated Schedule of Investments

As of December 31, 2024 (Unaudited)

Portfolio Company	Initial Acquisition Date	Geographic Region	Shares/ Units	Fair Value
Primary Fund Investments — 33.0%
Bertram Growth Capital IV-A, L.P.	1/7/2022	North America	-	$6,627,556	[1,2,3]
BlackRock Secondaries & Liquidity Solutions II (Lux) SCSp	12/27/2024	North America	-	4,474,326	[1,2,3]
Dawson Evergreen 1 LP	5/28/2024	North America	-	77,369,465	[1,2,3]
DFJ Growth V, L.P.	11/27/2024	North America	-	870,001	[1,2,3]
Glouston Private Equity Opportunities VII FTE, L.P.	4/15/2024	North America	-	20,790,000	[1,2,3]
Gryphon Partners VI-A, L.P.	1/7/2022	North America	-	6,191,432	[1,2,3]
Headlands Capital Offshore IV, LP	4/18/2024	North America	-	36,314,038	[1,2,3]
ICG LP Secondaries Fund I (Feeder) SCSp	4/12/2024	North America	-	2,566,053	[1,2,3]
JFL Equity Investors VI, L.P.	11/13/2024	North America	-	5,879,063	[1,2,3]
Juxtapose Ventures III, L.P.	12/3/2024	North America	-	196,715	[1,2,3]
Kohlberg Investors X, LP	9/27/2024	North America	-	1,081,238	[1,2,3]
Levine Leichtman Capital Partners VII, L.P.	12/11/2024	North America	-	319,471	[1,2,3]
NewView Capital Special Opportunities Fund III, L.P.	6/12/2024	North America	-	24,548,453	[1,2,3]
NoHo Holdings III LLC	12/3/2024	North America	-	426,216	[1,2,3]
OceanSound Partners Fund, LP	1/7/2022	North America	-	8,432,652	[1,2,3]
Overbay Capital Partners 2024 Fund US LP	12/30/2024	North America	-	6,490,085	[1,2,3]
Pathway Select Fund, LP - Series A	3/28/2024	North America	-	433,504,480	[1,2,3]
TA XV Investments	N/A	North America	-	(10,335)[1,2,3,10]
TPG GP Solutions (B), L.P.	10/28/2024	North America	-	3,982,118	[1,2,3]
Total Primary Fund Investments (Cost $576,402,959)				640,053,027

Portfolio Company	Initial Acquisition Date	Geographic Region	Shares/ Units	Fair Value
Secondary Fund Investments — 38.9%
A&M Capital Partners, LP	9/30/2024	North America	-	1,701,245	[1,2,3]
ABRY Senior Equity IV	9/30/2024	North America	-	443,003	[1,2,3]
ACON Equity Partners III, L.P.	10/1/2024	North America	-	3,111,451	[1,2,3]
AE Industrial Partners Extended Value Fund, LP	1/7/2022	North America	-	313,566	[1,2,3]
Apse Capital II, L.P.	10/28/2024	Europe	-	55,296,107	[1,2,3,4]
Atlas Capital Resources II LP	9/30/2024	North America	-	9,603,867	[1,2,3]
BC Partners Galileo (1) L.P. - Class 1	1/7/2022	Europe	-	6,271,396	[1,2,3,4]
BC Partners Galileo (1) L.P. - Class 2	1/7/2022	Europe	-	339,709	[1,2,3,4]
Beecken Petty O'Keefe Fund IV, L.P.	9/30/2024	North America	-	157,076	[1,2,3]
Bertram Growth Capital II L.P.	10/1/2024	North America	-	31,921	[1,2,3]
Blue Sea Capital Fund I LP	9/30/2024	Europe	-	393,250	[1,2,3]
Blue Wolf Capital Fund III, L.P.	9/30/2024	North America	-	11,319,184	[1,2,3]
CapStreet IV, L.P.	9/30/2024	North America	-	3,498,151	[1,2,3]
Carousel Capital Apex Rollover Partners, L.P.	9/30/2024	North America	-	1,775,754	[1,2,3]
Carousel Capital Partners IV	9/30/2024	North America	-	2,238,423	[1,2,3]
Carrick Capital Partners, L.P.	9/30/2024	North America	-	2,287,263	[1,2,3]
Catterton Growth Partners II, L.P.	9/30/2024	North America	-	15,839,555	[1,2,3]
Centre Capital Investors VI, L.P.	9/30/2024	North America	-	6,151,032	[1,2,3]
Centre Lane Partners III	9/30/2024	North America	-	22,650,286	[1,2,3]
CIP Capital Fund, L.P.	9/30/2024	North America	-	—	[1,2,3]
DFJ Growth 2006 Continuation, L.P.	11/1/2024	North America	-	24,575,488	[1,2,3]

Portfolio Company	Initial Acquisition Date	Geographic Region	Shares/ Units	Fair Value
EDG Partners Fund II, L.P.	9/30/2024	North America	-	817,804	[1,2,3]
Edgewater Capital Partners III LP	9/30/2024	North America	-	461,838	[1,2,3]
FB HA Holdings LP	1/7/2022	North America	-	5,726,915	[1,2,3]
Founders Circle Capital Co-Invest Series, L.P. - Series 8	5/24/2024	North America	-	15,037,245	[1,2,3]
Glouston Private Equity Opportunities VII(a), L.P.	5/29/2024	North America	-	17,433,231	[1,2,3]
Gores Small Capitalization Partners, L.P.	9/30/2024	North America	-	—	[1,2,3]
Gridiron Capital Fund II, L.P.	9/30/2024	North America	-	1,570,191	[1,2,3]
Gryphon Partners 3.5, L.P.	9/30/2024	North America	-	106,836	[1,2,3]
Harvest Partners VI, L.P.	9/30/2024	North America	-	1,665,369	[1,2,3]
HCI Equity Partners IV, L.P.	9/30/2024	North America	-	13,161,016	[1,2,3]
Health Velocity Capital IVX Special Situation Fund, L.P.	5/22/2024	North America	-	13,705,320	[1,2,3]
Housatonic Equity Investors V, L.P.	9/30/2024	North America	-	4,529,993	[1,2,3]
HPS KP Mezz 2019 Co-Invest, L.P.	4/1/2024	North America	-	53,831,702	[1,2,3]
HPS KP SIP V Co-Investment Fund, L.P.	4/1/2024	North America	-	19,778,745	[1,2,3]
HPS Offshore Mezzanine Partners 2019, LP	4/1/2024	North America	-	28,100,666	[1,2,3]
HPS Offshore Strategic Investment Partners V, L.P.	4/1/2024	North America	-	20,844,344	[1,2,3]
ICG Ludgate Hill (Feeder) V-A Charger SCSp	3/22/2024	North America	-	8,696,119	[1,2,3]
Icon Partners V, L.P.	1/7/2022	North America	-	9,829,641	[1,2,3]
Incline Equity Partners III, L.P.	10/1/2024	North America	-	25,766	[1,2,3]

Portfolio Company	Initial Acquisition Date	Geographic Region	Shares/ Units	Fair Value
JFL-NG Continuation Fund, L.P.	1/7/2022	North America	-	14,878,413	[1,2,3]
KarpReilly Capital Partners II, L.P.	9/30/2024	North America	-	9,467,231	[1,2,3]
LGP Sage PC Coinvest LP	11/20/2024	North America	-	14,762,974	[1,2,3]
Lightspeed Ascent Fund, L.P.	11/18/2024	North America	-	9,106,820	[1,2,3]
Liquid 2 Ventures Fund II, L.P.	12/31/2024	North America	-	14,162,230	[1,2,3]
LLCP LMM Acquisition Fund L.P.	11/20/2024	North America	-	7,349,044	[1,2,3]
LLR Equity Partners IV, L.P.	9/30/2024	North America	-	1,717,824	[1,2,3]
Mainsail Partners III, L.P.	9/30/2024	North America	-	4,199,513	[1,2,3]
Marilyn Co-Invest, L.P.	4/1/2024	North America	-	19,717,514	[1,2,3]
Marlin Equity Partners III LP	10/1/2024	North America	-	72,134	[1,2,3]
MetLife Investment Private Equity Partners II (Feeder), L.P.	6/28/2024	North America	-	23,837,394	[1,2,3]
Mezzanine Partners III, L.P.	9/30/2024	North America	-	6,303,233	[1,2,3]
Milano Co-Invest, L.P.	4/1/2024	North America	-	4,100,429	[1,2,3]
Minerva Co-Invest, L.P.	4/1/2024	North America	-	9,969,713	[1,2,3]
Montagu+ SCSp	1/7/2022	Europe	-	10,784,604	[1,2,3,4]
NEA Secondary Opportunity Fund, L.P.	7/10/2024	North America	-	29,161,806	[1,2,3]
Novacap TMT IV	9/30/2024	North America	-	2,788,475	[1,2,3,4]
NSH Verisma Holdco, L.P.	1/7/2022	North America	-	9,705,811	[1,2,3]
Odyssey Investment Partners Fund V, LP	9/30/2024	North America	-	3,631,029	[1,2,3]
OFS Energy Fund III	9/30/2024	North America	-	423,647	[1,2,3]
Outlander I Archimedes, LP	12/31/2024	North America	-	1,123,671	[1,2,3]

Portfolio Company	Initial Acquisition Date	Geographic Region	Shares/ Units	Fair Value
Overbay Capital Partners 2023 Fund Aggregator (AIV V) LP	12/23/2024	Europe	-	4,465,071	[1,2,3,4]
Overbay Capital Partners 2024 Fund Aggregator (AIV IV) LP	12/30/2024	North America	-	3,195,119	[1,2,3]
Palladium Equity Partners IV	10/1/2024	North America	-	2,092,858	[1,2,3]
Patria Acropolis LP	12/18/2024	Europe	-	5,012,564	[1,2,3,4]
Platte River Equity III, L.P.	9/30/2024	North America	-	5,672,769	[1,2,3]
Pontifax Global Food and Agriculture Technology Fund L.P.	12/31/2024	North America	-	3,381,984	[1,2,3]
Quad Partners IV	9/30/2024	North America	-	1,118,623	[1,2,3]
Riverside Fund V SQ-A, L.P.	9/30/2024	North America	-	5,310,070	[1,2,3]
RoundTable Healthcare Partners III, L.P.	9/30/2024	North America	-	19,262,354	[1,2,3]
Shamrock Capital Growth Fund III, L.P.	9/30/2024	North America	-	3,291,208	[1,2,3]
ShoreView Capital Partners III, LP.	9/30/2024	North America	-	16,009,087	[1,2,3]
Siris Partners II	9/30/2024	North America	-	92,687	[1,2,3]
SK Capital Partners III, L.P.	9/30/2024	North America	-	5,670,501	[1,2,3]
SkyKnight Capital II CV B, L.P.	10/30/2024	North America	-	14,383,194	[1,2,3]
Stork SPV, LP	1/7/2022	North America	-	6,303,483	[1,2,3]
Swander Pace Capital V	9/30/2024	North America	-	2,980,427	[1,2,3]

Portfolio Company	Initial Acquisition Date	Geographic Region	Shares/ Units	Fair Value
Trinity Hunt Partners IV, L.P.	9/30/2024	North America	-	5,053,270	[1,2,3]
Trinity Ventures 2024, L.P.	12/20/2024	North America	-	25,231,799	[1,2,3]
Trive Capital Fund I LP	9/30/2024	North America	-	1,299,705	[1,2,3]
TriWest Capital Partners IV	9/30/2024	North America	-	2,867,583	[1,2,3,4]
TSCP CV I, L.P.	1/7/2022	North America	-	5,547,014	[1,2,3]
TSCP CV II, L.P.	9/6/2024	North America	-	15,209,012	[1,2,3]
Vida Ventures II, LLC	12/31/2024	North America	10	6,856,017	[1,2,3]
Vida Ventures LLC	12/31/2024	North America	10	3,062,857	[1,2,3]
VMG Partners II	9/30/2024	North America	-	8,176	[1,2,3]
VV Atreus Special Fund LLC	12/31/2024	North America	245	1,165,445	[1,2,3]
Water Street Healthcare Partners III	9/30/2024	North America	-	6,201,103	[1,2,3]
Windjammer Senior Equity Fund IV	9/30/2024	North America	-	3,394,092	[1,2,3]
Total Secondary Fund Investments (Cost $627,682,382)				754,722,049

Portfolio Company	Initial Acquisition Date	Geographic Region	Shares/ Units	Fair Value
Equity Co-Investments — 18.4%
26N Onelife Co-Investment Partners-A LP	10/10/2024	North America	-	10,093,988	[1,2,3]
A2 Biotherapeutics - Series C Preferred	12/30/2024	North America	6,756,757	5,000,000	[1,3,5]
AH Parent Inc (Alliant Inc) – Class A Preferred	9/26/2024	North America	15,000	14,775,000	[1,3,5]
Alliant, Inc. - Class A-1 Common	12/12/2024	North America	1,052,632	9,851,723	[1,3,5]
BayHawk Fund I Aeroplane SPV, LLC	12/20/2024	North America	-	7,117,682	[1,2,3]
BPCP NSA Holdings, Inc. - Common	5/15/2024	North America	3,000	3,136,816	[1,3,5]
BPCP NSA Holdings, Inc. - Preferred	5/15/2024	North America	6,000	9,000,000	[1,3,5]
BSP-TS, Co-Invest I, LLC	1/7/2022	North America	-	2,542,618	[1,2,3]
Circle Pharma, Inc. - Series D	8/29/2024	North America	15,931,176	10,000,000	[1,3,5]
Earned Growth Investors I LP	12/3/2024	North America	-	12,472,821	[1,2,3]
EPP Holdings, LLC	1/7/2022	North America	260,000	4,743,867	[1,3,5]
Gallant Screening Holdco, Inc.	1/7/2022	North America	-	6,918,749	[1,2,3]
HH-Dayco Parent, LP	9/20/2022	North America	-	13,128,305	[1,3,5]
HiBid Aggregator, LP	9/25/2024	North America	10,000	10,142,825	[1,3,5]
Insight Hideaway Aggregator, L.P.	4/3/2024	North America	-	12,501,622	[1,2,3]
JFL-Tiger Co-Invest Partners, L.P.	7/31/2024	North America	-	12,271,523	[1,2,3]
Khosla Ventures OAI, LLC	10/1/2024	North America	-	15,105,499	[1,3,5]
NEA CH SPV, L.P.	5/9/2024	North America	-	10,114,540	[1,2,3]
NEA TS 2024 SPV, L.P.	7/22/2024	North America	-	4,091,364	[1,2,3]

Portfolio Company	Initial Acquisition Date	Geographic Region	Shares/ Units	Fair Value
Nefco Acquisitions, Inc. - Series A1	8/5/2022	North America	2,658	2,658,293	[1,3,5]
Nefco Acquisitions, Inc. - Series B1	3/31/2023	North America	80	89,776	[1,3,5]
Nefco Acquisitions, Inc. - Series C1	10/12/2023	North America	177	233,761	[1,3,5]
Nefco Acquisitions, Inc. - Series D1	10/31/2024	North America	289	410,317	[1,3,5]
Nefco Acquisitions, Inc. - Series E1	12/19/2024	North America	75	107,853	[1,3,5]
NGM Bio Holdings, Inc. - Series A	7/5/2024	North America	5,000,000	15,000,000	[1,3,5]
North American Essential Services Aggregator, LP	1/7/2022	North America	2,684	4,693,595	[1,3,5]
Novacap DI Co-Investment (All West), L.P.	10/3/2024	North America	-	5,248,781	[1,2,3]
OceanSound Partners Co-Invest II, LP - Series D	1/7/2022	North America	-	4,920,388	[1,2,3]
OEP VIII Project Laser Co-Investment Partners, L.P.	3/17/2023	North America	-	4,133,378	[1,2,3]
PSC Tiger LP	9/4/2024	Europe	-	10,075,342	[1,2,3,4]
RCR Equity, LP - Class A Common	4/30/2024	North America	56,000	401,069	[1,3,5]
RCR Equity, LP - Class A Preferred	4/30/2024	North America	5,544,000	5,544,000	[1,3,5]
SAS Vehicle I, L.P.	12/30/2024	North America	-	15,231,500	[1,2,3]
SAS Vehicle, L.P.	12/30/2024	North America	-	15,365,086	[1,2,3]
Smash Capital Trend Aggregator LLC	8/12/2024	North America	-	21,082,733	[1,2,3]
TCV Beat Co, L.P.	9/27/2024	Europe	-	5,002,976	[1,2,3]
Tinicum Space Coast Co-Invest, LLC	10/29/2024	North America	-	30,188,378	[1,2,3]
TSS Co-Invest Holdings, LP	9/9/2022	North America	-	8,405,218	[1,2,3]
VCF Compass Co-Investor Holdings L.P.	4/25/2024	North America	-	10,112,300	[1,2,3]
Violet Investors LP	9/12/2024	North America	-	25,074,802	[1,2,3]
Total Equity Co-Investments (Cost $327,318,855)				356,988,488

Portfolio Company	Initial Acquisition Date	Geographic Region	Principal Amount	Fair Value
Credit Co-Investments — 2.0%
Symbiotic Capital EB Fund, L.P.	3/7/2024	North America		5,734,180	[1,2,3]
CCOF III Nexus Co-Invest Aggregator, L.P.	3/22/2024	Europe		5,571,603	[1,2,3]
CP ACP, LLC	6/12/2024	North America	3,336	3,336,000	[1,3,5]
Gramercy PG Holdings II LP	8/20/2024	Europe		8,905,416	[1,2,3]
Evergreen Services Group PIK Holdco, LLC
Term Loan, USD 13.75%, 8/15/26	4/5/2024	North America	6,835,130	6,684,415	[1,3,5,8]
Delayed Draw, USD 13.75%, 8/15/26	4/5/2024	North America	3,753,335	3,670,575	[1,3,5,8]
Nader Upside 2 Sarl, EUR PIK Term Loan, 3 mo. EURIBOR+10.25%, 12.93 EUR, 3/13/28	3/14/2024	Europe	5,033,904	5,062,169	[1,3,5,7,8]
Total Credit Co-Investments (Cost $37,582,464)				38,964,358

Mutual Funds — 5.2%
Cliffwater Corporate Lending Fund - Class I			9,416,196	100,000,000	[1,6]
Total Mutual Funds (Cost $100,000,000)				100,000,000

Short-Term Investments — 10.7%			Shares/ Units
State Street Institutional U.S. Government Money Market Fund, 4.43%			207,826,489	207,826,489	[1,9]
Total Short-Term Investments (Cost $207,826,489)				207,826,489
Total Investments — 108.2% (Cost $1,876,813,149)				2,098,554,411
Liabilities Less Other Assets — (8.2)%				(159,434,811)
Net Assets — 100.0%				$1,939,119,600

EUR – Euro

EURIBOR – Euro Interbank Offered Rate

USD – United States Dollar

LLC – Limited Liability Company

LP – Limited Partnership

[1]	As of December 31, 2024 all or a portion of the security has been pledged as collateral for a secured revolving facility. The market value of the securities in the pledged account totaled $2,098,554,411 as of December 31, 2024. See Note 2, subsection Borrowing, Use of Leverage of the Notes to Consolidated Schedule of Investments for additional information.
[2]	Investment valued using net asset value per share as practical expedient.
[3]	Private Investments are generally issued in private placement transactions and as such are generally restricted as to resale. Each investment may have been purchased on various dates and for different amounts. The date of the first purchase is reflected under acquisition date as shown in the Consolidated Schedule of Investments. At December 31, 2024, the aggregate market value of restricted securities amounted to $1,790,727,922, or 92.3% of net assets. As of December 31, 2024 the aggregate cost of each investment restricted to sales was $4,443,432, $4,500,000, $70,000,000, $880,000, $16,500,000, $5,869,708, $22,408,650, $1,552,039, $5,981,210, $199,115, $1,093,464, $323,899, $21,182,732, $431,416, $6,003,511, $6,500,000, $405,008,866, $0, $3,524,917, $1,351,961, $363,400, $2,683,411, $667,087, $44,978,220, $5,166,987, $3,746,626, $181,195, $103,835, $26,871, $210,718, $8,322,403, $4,467,318, $1,473,649, $1,718,383, $1,960,094, $13,952,005, $4,446,791, $17,107,412, $22,059, $22,418,653, $632,105, $2,488,995, $5,091,908, $15,000,000, $15,867,953, $0, $1,581,243, $90,199, $1,957,331, $11,825,390, $13,575,000, $3,388,385, $42,079,318, $14,203,288, $22,997,177, $18,209,438, $6,729,685, $7,543,813, $12,165, $7,996,116, $7,486,099, $14,774,897, $9,100,000, $7,451,672, $7,391,354, $1,022,910, $5,735,386, $17,439,003, $67,226, $18,840,945, $4,261,556, $3,990,705, $8,455,430, $6,066,551, $22,764,183, $11,871,979, $5,449,834, $2,827,904, $783,492, $775,354, $4,510,847, $3,200,000, $1,680,847, $5,138,671, $4,473,486, $1,929,735, $1,520,436, $4,135,976, $14,095,874, $2,674,539, $12,727,722, $396,854, $6,351,336, $14,293,442, $3,506,234, $2,588,770, $5,106,938, $18,324,526, $1,234,135, $2,536,072, $4,793,359, $15,170,358, $3,354,253, $1,748,636, $9,771, $557,697, $5,448,661, $2,978,140, $10,000,000, $5,000,000, $14,775,000, $10,000,000, $7,113,235, $3,000,000, $9,000,000, $5,129,493, $9,999,999, $12,625,000, $2,605,817, $4,460,221, $5,006,861, $10,000,000, $10,400,000, $8,122,426, $15,000,000, $10,005,985, $4,058,290, $2,663,520, $90,065, $233,761, $410,317, $107,853, $15,000,000, $4,219,307, $4,832,727, $4,097,670, $2,558,110, $10,500,712, $56,000, $5,544,000, $15,000,000, $15,388,559, $20,215,333, $5,045,751, $30,000,000, $5,010,222, $10,000,000, $20,042,621, $5,061,912, $4,901,836, $3,244,260, $8,500,000, $6,758,923, $3,710,469 and $5,405,064 respectively, totaling $1,568,986,660.
[4]	Foreign securities entered into in foreign currencies are converted to U.S. Dollars using period end spot rates.
[5]	Value was determined using significant unobservable inputs.
[6]	Affiliated security. See Note 4.
[7]	Floating rate security. Rate shown is the rate effective as of period end.
[8]	Principal includes accumulated payment in kind (“PIK”) interest and is net of repayments, if any.
[9]	The rate is the annualized seven-day yield at period end.
[10]	The negative valuation is due to the fund investing in a line of credit prior to drawing capital from its investors.

Cascade Private Capital Fund
Notes to Consolidated Schedule of Investments December 31, 2024

1. Organization

Cascade Private Capital Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as a non-diversified, closed-end management investment company. The Fund is organized under the laws of the State of Delaware as a Delaware statutory trust pursuant to a Fourth Amended and Restated Certificate of Trust dated as of February 24, 2024, as it may be further amended from time to time. The Fund intends to qualify as a regulated investment company (a “RIC”). The Fund commenced operations on January 7, 2022.

The Fund currently offers one class of Shares, Class I Shares, on a continuous basis at the net asset value (“NAV”) per share. Class I Shares were formerly named Class 1 Shares. The minimum initial investment in the Fund is $25,000,000 for the Class I Shares. Investors purchasing Class I Shares are not charged a sales load. Class 2 Shares, Class 3 Shares and Class 4 Shares are no longer offered.

The Fund’s investment objective is to generate long-term capital appreciation by investing in a portfolio of private equity, private debt, as well as structured equity securities that have both equity and credit qualities, investments in real assets, including real estate, and any newer instruments such as collateralized fund obligations (together, “Private Capital”) that provide attractive risk-adjusted return potential. Private Capital investments are investments into the equity and/or debt of private companies. The Fund will seek to achieve its objective through exposure to a broad set of managers, strategies and transaction types across multiple sectors, geographies and vintage years (the first year in which a fund receives capital from investors or starts making investments). Under normal circumstances, the Fund intends to invest and/or make capital commitments of at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in assets representing investments in Private Capital. Unfunded commitments are not counted for purposes of calculating the Fund’s 80% policy. This test is applied at the time of investment; later percentage changes caused by a change in the value of the Fund’s assets, including as a result of the issuance or repurchase of Shares, will not require the Fund to dispose of an investment. The Fund expects that most of its debt investments will not be rated by any rating agency, will not be registered with the Securities and Exchange Commission or any state or foreign securities commission and will not be listed on any national securities exchange.

Consolidation of Subsidiaries

On January 7, 2022, Massachusetts Mutual Life Insurance Company (“MassMutual”) performed an in-kind purchase transaction whereby it contributed the assets and liabilities of MassMutual Private Equity Funds LLC (“MMPEF”) and its subsidiary, MassMutual Private Equity Funds Subsidiary LLC (“MMPEF Subsidiary”) to the Fund in exchange for Shares of the Fund. Each Subsidiary was formed as a limited liability company, and it is a wholly owned subsidiary of the Fund. The Consolidated Schedule of Investments of the Fund includes the accounts of each subsidiary. All inter-company accounts and transactions have been eliminated in the consolidation for the Fund.

A list of the subsidiaries that hold assets is as follows as of December 31, 2024:

Subsidiary	Date of Formation	Net Assets of Subsidiary	Percentage of Fund’s Total Net Assets
MassMutual Private Equity Funds LLC (“MMPEF”)	January 7, 2022	$136,230,110	7.03%
MassMutual Private Equity Funds Subsidiary LLC (“MMPEF Subsidiary”)	January 7, 2022	9,780,333	0.50%
CPCF Holdings (D1) LLC (“CPCF HLD1”)	April 1, 2024	1,107,139,774	57.09%
CPCF Splitter LLC (“CPCF Splitter”)	June 11, 2024	420,650,103	21.69%
CPCF Blocker LLC (“CPCF Blocker”)	June 11, 2024	73,398,718	3.79%
CPCF Holdings (D3) LLC (“CPCF HLD3”)	October 29, 2024	30,188,378	1.56%

2. Significant Accounting Policies

Basis of Preparation and Use of Estimates

The Fund is an investment company and follows the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of the financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Federal Income Taxes

The Fund intends to continue to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. As so qualified, the Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and capital gains to shareholders. Therefore, no federal income tax provision is required. Management of the Fund is required to determine whether a tax position taken by the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, based on the technical merits of the position. Based on its analysis, there were no tax positions identified by management of the Fund that did not meet the “more likely than not” standard as of December 31, 2024.

CPCF HLD1 and MMPEF are disregarded entities for income tax purposes. MMPEF Subsidiary and CPCF Blocker are limited liability companies that have elected to be taxed as corporations and are therefore obligated to pay federal and state income tax on their taxable income. CPCF Splitter is a limited liability company that is treated as a partnership for income tax purposes. CPCF Splitter is owned by CPCF Blocker and CPCF HLD1. Currently, the federal income tax rate for a corporation is 21%. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. A valuation allowance is recognized if, based on the weight of available evidence, it is more likely than not that some portion or all of the deferred income tax asset will not be realized.

Foreign Currency Translation

The Fund’s records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Fund’s NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Participations and Assignments

The Fund may acquire interests in loans either directly (by way of original issuance, sale or assignment) or indirectly (by way of participation). The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, its rights can be more restricted than those of the assigning institution. Participation interests in a portion of a debt obligation typically result in a contractual relationship only with the institution participating in the interest, not with the borrower. In purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of set-off against the borrower, and the Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the institution selling the participation.

Commitments and Contingencies

Commercial loans purchased by the Fund (whether through participations or as a lender of record) may be structured to include both term loans, which are generally fully funded at the time of investment, and unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities and delayed draw term loans, which may obligate the Fund to supply additional cash to the borrower on demand, representing a potential financial obligation by the Fund in the future. The Fund may receive a commitment fee based on the undrawn portion of such unfunded loan commitments. The commitment fee is typically set as a percentage of the commitment amount. As of December 31, 2024, the Fund had no unfunded loan commitments.

Borrowing, Use of Leverage

On September 26, 2024, the Fund’s wholly owned subsidiary, CPCF HLD1, entered into a secured revolving credit facility (the “Facility”), with JPMorgan Chase Bank N.A. (the “Lender”). The Facility, as most recently amended effective December 20, 2024, provides for borrowings on a committed basis in an aggregate principal amount up to $350,000,000, and may be increased further from time to time upon mutual agreement by the Lender and CPCF HLD1. The Facility matures on September 26, 2027 and may be extended further from time to time. In connection with the Facility, CPCF HLD1 has made certain customary representations and warranties and is required to comply with various customary covenants, reporting requirements and other requirements. The Facility contains events of default customary for similar financing transactions, including but not limited to: (i) the failure to make principal, interest or other payments when due after the applicable grace period; (ii) the insolvency or bankruptcy of CPCF HLD1 or the Fund; (iii) a change of control of CPCF HLD1; or (iv) a change of management of the Fund. Upon the occurrence and during the continuation of an event of default, the Lender may declare the outstanding advances and all other obligations under the Facility immediately due and payable.

Certain Fund investments are held by this special purpose vehicle (“SPV”). The use of leverage increases both risk of loss and profit potential. The Fund is subject to the Investment Company Act requirement that an investment company satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed (including through one or more SPVs that are wholly-owned subsidiaries of the Fund), measured at the time the investment company incurs the indebtedness. This means that at any given time the value of the Fund’s total indebtedness may not exceed one-third the value of its total assets (including such indebtedness).The interests of persons with whom the Fund (or SPVs that are wholly-owned subsidiaries of the Fund) enters into leverage arrangements will not necessarily be aligned with the interests of the Fund’s shareholders and such persons will have claims on the Fund’s assets that are senior to those of the Fund’s shareholders. In addition to the risks created by the Fund’s use of leverage, the Fund is subject to the additional risk that it would be unable to timely, or at all, obtain leverage borrowing. The Fund might also be required to de-leverage, selling securities at a potentially inopportune time and incurring tax consequences. Further, the Fund’s ability to generate income from the use of leverage would be adversely affected.

3. Fair Value of Investments

Fair value — Definition

The Fund uses a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 — Valuations based on unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.

•	Level 2 — Valuations based on inputs, other than quoted prices included in Level 1, that are observable either directly or indirectly.

•	Level 3 — Valuations based on inputs that are both significant and unobservable to the overall fair value measurement.

Investments in Private Investment Funds measured based upon NAV as a practical expedient to determine fair value are not required to be categorized in the fair value hierarchy.

The availability of valuation techniques and observable inputs can vary from investment to investment and are affected by a wide variety of factors, including type of investment, whether the investment is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, determining fair value requires more judgment. Because of the inherent uncertainly of valuation, estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Investment Manager in determining fair value is greatest for investments categorized in Level 3.

The Fund’s assets recorded at fair value have been categorized based on a fair value hierarchy as described in the Fund’s significant accounting policies. The following table presents information about the Fund’s assets and liabilities measured at fair value as of December 31, 2024:

Assets	Level 1	Level 2	Level 3	Net Asset Value	Total
Investments, at fair value
Primary Fund Investments	$—	$—	$—	$640,053,027	$640,053,027
Secondary Fund Investments	—	—	—	754,722,049	754,722,049
Equity Co-Investments	—	—	124,022,699	232,965,789	356,988,488
Credit Co-Investments	—	—	18,753,159	20,211,199	38,964,358
Mutual Funds	100,000,000	—	—	—	100,000,000
Short-Term Investments	207,826,489	—	—	—	207,826,489
Total Assets	$307,826,489	$—	$142,775,858	$1,647,952,064	$2,098,554,411

The following table presents the changes in assets and transfers in and out for investments that are classified in Level 3 of the fair value hierarchy for the period ended December 31, 2024:

	Credit Co-Investments	Equity Co-Investments	Senior Secured Loans	Total
Balance as of April 1, 2024	$—	$17,708,026	$4,952,964	$22,660,990
Purchases	3,244,258	115,493,169	11,004,157	129,741,584
Sales/Paydowns	—	(23,234,559)	(185,297)	(23,419,856)
Realized gains (losses)	—	3,999,058	78	3,999,136
Original issue discount and amendment fees	—	—	—	—
Accretion	—	—	55,073	55,073
Change in Unrealized appreciation (depreciation)	91,740	(2,515,805)	(409,814)	(2,833,879)
Transfers In	15,417,161	12,572,810	—	27,989,971
Transfers Out	—	—	(15,417,161)	(15,417,161)
Balance as of December 31, 2024	$18,753,159	$124,022,699	$—	142,775,858
Net change in unrealized appreciation/(depreciation) attributable to Level 3 investments held at December 31, 2024	$91,740	$(2,515,805)	$(409,814)	$(2,833,879)

4. Related Party Transactions and Arrangements

Transactions related to investments in affiliated companies, as defined by the Investment Company Act of 1940, by virtue of the Fund owning at least 5% of the voting securities of the issuer or or any other investment which is advised by or sponsored by the Advisor. For the period ended December 31, 2024 were as follows:

Affiliated Investment Company	Beginning Value at March 31, 2024	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at December 31, 2024	Dividend Income
Cliffwater Corporate Lending Fund	$—	$300,000,000	$(197,661,293)	$(2,338,707)	$-	$100,000,000	$2,750,690